U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.   Name and address of issuer:

     Gintel ERISA Fund
     6 Greenwich Office Park
     Greenwich, Connecticut 06831

2.   Name of each series or class of funds for which this notice is filed:

     NONE

3.   Investment Company Act File Number: 811-3279

     Securities Act File Number:   2-74268

4.   Last day of fiscal year for which this notice is filed: September 27, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

     NOT APPLICABLE                                         [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A-5):

     NOT APPLICABLE

7. Number and aggregate sale price of securities of the same class or series sold during the fiscal year which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     NONE

8. Number and aggregate sale price of securities registered during the fiscal year other than pursuant to rule 24f-2:

     NONE

9.   Number and aggregate sale price of securities sold during the fiscal year:

     Number of securities sold during the fiscal year:                    12,259
     Aggregate sale price of securities sold during the fiscal year:     380,091


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10.  Number and aggregate  sale price of securities  sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     Number of securities sold during the fiscal year:                    12,259
     Aggregate sale price of securities sold during the fiscal year:     380,091

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

     Number of DRIP securities sold during the fiscal year:              410,671
     Aggregate sale price of DRIP securities sold during the
       fiscal year:                                                    9,679,504

12.  Calculation of registration fee:

      (i)   Aggregate  sale price of  securities
            sold during the fiscal year in
            reliance on rule 24f-2 (from Item 10):                   $   380,091

     (ii)   Aggregate  price of shares  issued  in  connection
            with dividend reinvestment plans (from Item 11, if
            applicable):                                             + 9,679,504

     (iii)  Aggregate price of shares redeemed or repurchased
            during the fiscalyear (if applicable):                   - 3,767,712

     (iv)   Aggregate price of shares redeemed or repurchased
            and applied as a reduction to filing fees pursuant
            to rule 24e-2 (if applicable):                           +         0

     (v)    Net aggregate sale price of securities sold during
            the fiscal year in reliance on rule 24f-2 [line (i),
            plus line (ii), less line (iii), plus line (iv)]
            (if applicable):                                           6,291,883

     (vi)   Multiplier prescribed by Section 6(b) under the
            Securities Act of 1933 or other applicable law or
            regulation (see Instruction C.6):            1/3300      x .00030303

     (vii)  Fee due [line (v) multiplied by line (vi)]:                    1,907
                                                                       =========

13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rule of Informal and Other Procedures (17 CFR 202.3a).
                                                                   [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     November 18, 1996


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                                   SIGNATURES

     This report has been signed below by the following person(s) on behalf of the issuer and in the capacities and on the date(s) indicated:




     By (Signature and Title)*     /s/ Stephen G. Stavrides
                                   ---------------------------------------------
                                   Stephen G. Stavrides, President and Treasurer


     Date:  November 18, 1996
               *Please print the name and title of the signing official below the signature